Note 9 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 04, 2025	Mar. 03, 2025	Feb. 27, 2025	Jun. 11, 2024	Jun. 30, 2024	Jan. 31, 2024	Mar. 31, 2026	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025
Preferred Stock, Shares Authorized (in shares)							5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding, Ending Balance (in shares)							0		0	0
Common Stock, Shares Authorized (in shares)							350,000,000		350,000,000	350,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Increase in Shares Authorized (in shares)				100,000,000
Dividends							$ 0		$ 0
Class of Warrant or Right, Expirations in Period (in shares)		29,150	100,532
Class of Warrant or Right, Outstanding (in shares)									10,914
June 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)					50,000,000			50,000,000
Shares Issued, Price Per Share (in dollars per share)					$ 0.8			$ 0.8
Proceeds from Issuance or Sale of Equity								$ 40,000
Stock Issued During Period, Value, New Issues					$ 40,000					$ 37,545
Proceeds from Issuance of Common Stock					$ 37,500			$ 37,500	$ 0	37,545
RA Capital Healthcare Fund 2024 [Member]
Stock Issued During Period, Shares, New Issues (in shares)						15,384,615
Shares Issued, Price Per Share (in dollars per share)						$ 0.65
Stock Issued During Period, Value, New Issues										9,945
Proceeds from Issuance of Common Stock						$ 9,900			$ 0	$ 9,945
Gross Proceeds from Issuance of Common Stock						$ 10,000
License Agreement and Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	11,111,111
Shares Issued, Price Per Share (in dollars per share)	$ 0.45
Proceeds from Issuance or Sale of Equity	$ 5,000
Premium Paid for Issuance of Equity	$ 800